Retirement Benefits (Assumed Health Care Cost Trend Rates For Next Year) (Details)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Assumed Health Care Cost Trend Rates For Next Year [Line Items]
Rate to which the cost trend is assumed to decline (the ultimate trend rate)	4.50%	[1]	4.50%	[1]
Medical [Member]
Assumed Health Care Cost Trend Rates For Next Year [Line Items]
Assumed health care cost trend rates for next year	7.50%		7.80%
Prescriptions [Member]
Assumed Health Care Cost Trend Rates For Next Year [Line Items]
Assumed health care cost trend rates for next year	8.10%		8.70%
HMO (Blended) [Member]
Assumed Health Care Cost Trend Rates For Next Year [Line Items]
Assumed health care cost trend rates for next year	6.80%		8.60%

[1]	* Year that the rate reaches the ultimate trend is 2027.